UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

General Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

General Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015, through May 31, 2016, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, General Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.01%, and Class B shares yielded 0.01%. Taking into consideration the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.01% and 0.01% for the same period.1

Supply-and-demand dynamics kept yields of tax-exempt money market instruments at low levels over most of the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Global Economic Concerns Sparked a Flight to Quality

Despite a sustained U.S. economic recovery, persistent global economic challenges and sharp declines in commodity prices triggered a worldwide flight to quality. Robust investor demand caused high-quality U.S. bond yields to fall even when the Federal Reserve Board (the “Fed”) raised short-term interest rates in December. In January, investors again reacted negatively to weak global economic data, and demand for traditional safe havens in the United States intensified further.

Issuance volumes also put downward pressure on municipal money market yields. Rising tax receipts for most states and municipalities reduced the need for financing, and robust

DISCUSSION OF FUND PERFORMANCE (continued)

investor demand was met with a relatively limited supply of new instruments. Expectations of higher interest rates also convinced investors to stay focused on highly liquid instruments with short maturities. Consequently, yields of variable rate demand notes (“VRDNs”) remained steady near historical lows until the end of March, when seasonal factors sent yields sharply higher. Yields of one-year notes also climbed moderately.

The U.S. economic recovery has continued to support better credit conditions for most municipal issuers. Rising revenues from personal income and sales taxes have enabled most state and local governments to balance their budgets, and reserve funds have rebounded to pre-recession levels.

Maintaining a Prudent Investment Posture

Like most tax-exempt money market funds, we maintained a focus on highly liquid, short-term instruments in this uncertain market environment. We set the fund’s weighted average maturity in a range that is consistent with industry averages, which have remained low compared to historical norms. Indeed, the fund’s short weighted average maturity enabled it to capture higher VRDN yields more quickly when they spiked during the spring.

We also have continued to employ a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers should remain stable credits.

Gradual Rate Hikes Expected

The Fed has refrained from implementing a second rate hike so far in 2016, indicating that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.”

Therefore, while many analysts expect additional rate hikes at some point this year, those increases are likely to be modest and gradual, and an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

June 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields for Class A and Class B would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016
	Class A	Class B
Expenses paid per $1,000†	$ .95	$ 1.00
Ending value (after expenses)	$ 1,000.10	$ 1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% return for the six months ended May 31, 2016
	Class A	Class B
Expenses paid per $1,000†	$ .96	$ 1.01
Ending value (after expenses)	$ 1,024.05	$ 1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .19% for Class A and .20% for Class B, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Short-Term Investments - 101.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - .7%
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.41	6/7/16	9,000,000	[a]	9,000,000
Alaska - 1.1%
Alaska Housing Finance Corporation, Home Mortgage Revenue (Liquidity Facility; Wells Fargo Bank)	0.36	6/7/16	13,600,000	[a]	13,600,000
Arizona - .7%
Maricopa County Industrial Development Authority, MFHR (San Clemente Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.50	6/7/16	1,010,000	[a]	1,010,000
Maricopa County Industrial Development Authority, MFHR, Refunding (San Clemente Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.42	6/7/16	7,600,000	[a]	7,600,000
				8,610,000
Arkansas - .6%
Arkansas Development Finance Authority, MFHR (Capri Apartments Project) (LOC; FHLB)	0.50	6/7/16	5,200,000	[a]	5,200,000
West Memphis Public Facilities Board, MFHR, Refunding (Meadows Apartments Project) (LOC; FHLMC)	0.46	6/7/16	2,000,000	[a]	2,000,000
				7,200,000
California - 1.8%
California Pollution Control Financing Authority, SWDR (Marin Sanitary Service Project) (LOC; Comerica Bank)	0.53	6/7/16	1,545,000	[a]	1,545,000
California Pollution Control Financing Authority, SWDR (Pena's Disposal, Inc. Project) (LOC; Comerica Bank)	0.53	6/7/16	1,925,000	[a]	1,925,000
California Pollution Control Financing Authority, SWDR (Sierra Pacific Industries Project) (LOC; Wells Fargo Bank)	0.43	6/7/16	16,000,000	[a]	16,000,000
California Pollution Control Financing Authority, SWDR (Solid Wastes of Willits, Inc. Project) (LOC; Comerica Bank)	0.53	6/7/16	2,085,000	[a]	2,085,000
				21,555,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 7.3%
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System) (Citigroup ROCS, Series 2015-XM0054) (Liquidity Facility; Citibank NA)	0.43	6/7/16	4,700,000	[a,b,c]	4,700,000
RBC Municipal Products Inc. Trust (Series E-25), (City and County of Denver, Aviation Airport System Revenue) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.44	6/7/16	40,000,000	[a,b,c]	40,000,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.40	6/7/16	38,065,000	[a,b]	38,065,000
Tender Option Bond Trust Receipts (Series 2016-XM0203), (City and County of Denver, Dedicated Tax Improvement Revenue, Refunding) (Liquidity Facility; Morgan Stanley Bank)	0.44	6/7/16	6,665,000	[a,b,c]	6,665,000
				89,430,000
Connecticut - .0%
Connecticut Development Authority, IDR (AcuCut, Inc. Project) (LOC; TD Bank)	0.57	6/7/16	260,000	[a]	260,000
District of Columbia - .6%
District of Columbia Housing Finance Agency, MFHR (Park 7 At Minnesota Benning Project) (LOC; FHLMC)	0.41	6/7/16	7,000,000	[a]	7,000,000
Florida - 9.0%
Broward County Health Facilities Authority, Revenue (Henderson Mental Health Center, Inc. Project) (LOC; Northern Trust Company)	0.53	6/7/16	5,100,000	[a]	5,100,000
Broward County Housing Finance Authority, MFHR (Cypress Grove Apartments Project) (LOC; FNMA)	0.45	6/7/16	31,930,000	[a]	31,930,000
Gainesville, Utility System Revenue, CP (Liquidity Facility; Bank of America)	0.45	6/13/16	20,000,000		20,000,000
Highlands County Health Facilities Authority, HR, Refunding (Adventist Health System/Sunbelt Obligated Group)	0.37	6/7/16	4,600,000	[a]	4,600,000
Hillsborough County Housing Finance Authority, MFHR (Hunt Club Apartments) (LOC; FHLB)	0.44	6/7/16	4,455,000	[a]	4,455,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 9.0% (continued)
Hillsborough County Industrial Development Authority, IDR (Seaboard Tampa Terminals Venture Project) (LOC; Northern Trust Company)	0.65	6/7/16	8,750,000	[a]	8,750,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.44	6/14/16	9,500,000		9,500,000
Pinellas County Health Facilities Authority, Health System Revenue (Baycare Health System Issue) (LOC; Northern Trust Company)	0.40	6/7/16	2,350,000	[a]	2,350,000
Pinellas County School District, TAN	2.00	6/30/16	22,000,000		22,026,290
Polk County Industrial Development Authority, IDR (Florida Treatt, Inc. Project) (LOC; Bank of America)	0.56	6/7/16	1,560,000	[a]	1,560,000
				110,271,290
Georgia - 2.2%
Athens-Clarke County Unified Government Development Authority, Revenue (University of Georgia Athletic Association Project) (LOC; Wells Fargo Bank)	0.35	6/1/16	7,130,000	[a]	7,130,000
Bartow County Development Authority, Revenue (VMC Specialty Alloys LLC Project) (LOC; Comerica Bank)	0.50	6/7/16	3,065,000	[a]	3,065,000
Fulton County Development Authority, Revenue (King's Ridge Christian School Project) (LOC; Branch Banking and Trust Co.)	0.39	6/7/16	14,450,000	[a]	14,450,000
Gwinnett County Development Authority, IDR (KMD Group, LLC Project) (LOC; Branch Banking and Trust Co.)	0.54	6/7/16	2,250,000	[a]	2,250,000
				26,895,000
Illinois - 2.6%
Channahon, Revenue (Morris Hospital) (LOC; U.S. Bank NA)	0.40	6/7/16	6,430,000	[a]	6,430,000
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.50	6/7/16	10,000,000	[a]	10,000,000
Illinois Development Finance Authority, Revenue (McCormick Theological Seminary Project) (LOC; Northern Trust Company)	0.52	6/7/16	4,500,000	[a]	4,500,000
Southwestern Illinois Development Authority, Revenue (Deli Star Ventures Project) (LOC; Bank of Montreal)	0.75	6/7/16	275,000	[a]	275,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 2.6% (continued)
Tender Option Bond Trust Receipts (Series 2015-ZM0120), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (LOC; Royal Bank of Canada)	0.43	6/7/16	6,230,000	[a,b,c]	6,230,000
Upper Illinois River Valley Development Authority, IDR (Cathy Asta Enterprises, LLC Project) (LOC; Bank of America)	0.52	6/7/16	5,140,000	[a]	5,140,000
				32,575,000
Indiana - 1.9%
Crawfordsville, MFHR (Autumn Woods Phase II Apartments) (LOC; FHLB)	0.58	6/7/16	720,000	[a]	720,000
Elkhart County Hospital Authority, HR (Elkhart General Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.42	6/7/16	7,780,000	[a]	7,780,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.53	6/7/16	1,980,000	[a]	1,980,000
Michigan City, MFHR (Garden Estates West Apartments Project) (LOC; BMO Harris Bank NA)	0.45	6/7/16	3,000,000	[a]	3,000,000
Noblesville, EDR (GreyStone Apartments Project) (LOC; Bank of America)	0.48	6/7/16	10,350,000	[a]	10,350,000
				23,830,000
Iowa - .9%
Iowa Finance Authority, SWDR (MidAmerican Energy Project)	0.46	6/7/16	11,000,000	[a]	11,000,000
Orange City, IDR (Vogel Enterprises, Limited Project) (LOC; U.S. Bank NA)	0.72	6/7/16	400,000	[a]	400,000
				11,400,000
Kansas - .1%
Tender Option Bond Trust Receipts (Series 2015-XF2200), (Kansas Department of Transportation, Highway Revenue) (Liquidity Facility; Citibank NA)	0.42	6/7/16	1,600,000	[a,b,c]	1,600,000
Kentucky - .0%
Lexington-Fayette Urban County Government, Industrial Building Revenue, Refunding (Liberty Ridge Senior Living, Inc. Project) (LOC; FHLB)	0.65	6/7/16	400,000	[a]	400,000
Louisiana - 2.9%
Ascension Parish, Revenue (BASF Corporation Project)	0.47	6/7/16	5,700,000	[a]	5,700,000
Ascension Parish, Revenue (BASF Corporation Project)	0.47	6/7/16	14,000,000	[a]	14,000,000

STATEMENT OF INVESTMENTS (Unaudited)
 (continued)

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 2.9% (continued)
Caddo-Bossier Parishes Port Commission, Revenue (Oakley Louisiana, Inc. Project) (LOC; Bank of America)	0.45	6/7/16	2,380,000	[a]	2,380,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.37	6/7/16	8,135,000	[a]	8,135,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.41	6/7/16	6,000,000	[a]	6,000,000
				36,215,000
Maryland - 1.5%
Maryland Department of Housing and Community Development, Community Development Administration, Residential Revenue (Liquidity Facility; TD Bank)	0.37	6/7/16	15,000,000	[a]	15,000,000
Maryland Industrial Development Financing Authority, EDR (Hardwire, LLC Project) (LOC; Bank of America)	0.56	6/7/16	2,900,000	[a]	2,900,000
				17,900,000
Massachusetts - 1.4%
Massachusetts Development Finance Agency, Revenue (Checon Corporation Issue) (LOC; Bank of America)	0.57	6/7/16	2,250,000	[a]	2,250,000
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue) (Liquidity Facility; Wells Fargo Bank)	0.37	6/7/16	4,000,000	[a]	4,000,000
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue) (LOC; U.S. Bank NA)	0.33	6/1/16	9,000,000	[a]	9,000,000
Tender Option Bond Trust Receipts (Series 2015-XF2203), (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue) (Liquidity Facility; Citibank NA)	0.42	6/7/16	2,300,000	[a,b,c]	2,300,000
				17,550,000
Michigan - 2.5%
Michigan Housing Development Authority, Rental Housing Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.60	6/1/16	30,740,000	[a]	30,740,000
Minnesota - 2.1%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.47	6/7/16	1,400,000	[a]	1,400,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 2.1% (continued)
Minnesota Housing Finance Agency, Residential Housing Finance Revenue (Liquidity Facility; Royal Bank of Canada)	0.40	6/7/16	4,500,000	[a]	4,500,000
Rochester, Health Care Facilities Revenue (Mayo Clinic) (Liquidity Facility; Bank of America)	0.37	6/7/16	17,050,000	[a]	17,050,000
Waite Park, IDR (McDowall Company Project) (LOC; U.S. Bank NA)	0.58	6/7/16	2,500,000	[a]	2,500,000
				25,450,000
Mississippi - 1.4%
Jackson County, Port Facility Revenue, Refunding (Chevron U.S.A. Inc. Project)	0.34	6/1/16	5,000,000	[a]	5,000,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.34	6/1/16	10,000,000	[a]	10,000,000
Mississippi Development Bank, Special Obligation Revenue, Refunding (Harrison County GO Bonds Refunding Project)	0.42	6/7/16	2,110,000	[a]	2,110,000
				17,110,000
Missouri - 3.1%
Bridgeton Industrial Development Authority, Private Activity Revenue (Formtek Metal Processing, Inc. Project) (LOC; Bank of America)	0.57	6/7/16	2,425,000	[a]	2,425,000
Missouri Development Finance Board, IDR (Duke Manufacturing Company Project) (LOC; Bank of America)	0.58	6/7/16	500,000	[a]	500,000
Platte County Industrial Development Authority, IDR (Complete Home Concepts Project) (LOC; U.S. Bank NA)	0.45	6/7/16	6,085,000	[a]	6,085,000
RBC Municipal Products Inc. Trust (Series E-40), (Missouri Health and Educational Facilities Authority, Health Facilities Revenue (Saint Luke's Health System, Inc.)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.41	6/7/16	2,800,000	[a,b,c]	2,800,000
RBC Municipal Products Inc. Trust (Series E-47), (Missouri Health and Educational Facilities Authority, Health Facilities Revenue (BJC Health System)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.41	6/7/16	25,000,000	[a,b,c]	25,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 3.1% (continued)
Saint Louis Industrial Development Authority, MFHR (Minerva Place Apartments) (LOC; FHLMC)	0.46	6/7/16	1,530,000	[a]	1,530,000
				38,340,000
Nebraska - .8%
Lancaster County Hospital Authority Number 1, HR, Refunding (BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.35	6/1/16	100,000	[a]	100,000
Lincoln, Electric System Revenue, CP (Liquidity Facility; Bank Tokyo-Mitsubishi UFJ, Ltd.)	0.45	6/10/16	10,000,000		10,000,000
				10,100,000
New Jersey - 2.1%
New Brunswick, GO Notes, BAN	2.00	6/8/16	13,000,000		13,003,458
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue (LOC; Bank of America)	0.42	6/7/16	2,415,000	[a]	2,415,000
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue (LOC; Bank of America)	0.45	6/7/16	2,635,000	[a]	2,635,000
Pennsauken Township, GO Notes, BAN	1.00	6/23/16	8,000,000		8,001,668
				26,055,126
New York - 15.9%
Chautauqua County Industrial Development Agency, Civic Facility Revenue (The Gerry Homes Project) (LOC; HSBC Bank USA)	0.50	6/7/16	7,170,000	[a]	7,170,000
Herkimer County Industrial Development Agency, IDR (F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.50	6/7/16	1,120,000	[a]	1,120,000
Metropolitan Transportation Authority, Dedicated Tax Fund, BAN	0.75	6/1/16	6,000,000		6,000,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; TD Bank)	0.40	6/7/16	20,065,000	[a]	20,065,000
Nassau County Industrial Development Agency, Housing Revenue (Rockville Centre Housing Associates, L.P. Project) (LOC; M&T Trust)	0.70	6/7/16	2,800,000	[a]	2,800,000
New York City, GO Notes, Refunding	3.00	8/1/16	4,000,000		4,018,290
New York City Housing Development Corporation, MFHR (Sustainable Neighborhood Bonds) (Liquidity Facility; Wells Fargo Bank)	0.37	6/7/16	3,500,000	[a]	3,500,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 15.9% (continued)
New York City Industrial Development Agency, IDR (Novelty Crystal Corporation Project) (LOC; TD Bank)	0.50	6/7/16	4,040,000	[a]	4,040,000
New York City Industrial Development Agency, IDR (Super-Tek Products, Inc. Project) (LOC; Citibank NA)	0.56	6/7/16	2,975,000	[a]	2,975,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.36	6/1/16	11,200,000	[a]	11,200,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.39	6/1/16	19,100,000	[a]	19,100,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.37	6/1/16	5,965,000	[a]	5,965,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Liquidity Facility; Wells Fargo Bank)	0.33	6/1/16	23,705,000	[a]	23,705,000
New York State Housing Finance Agency, Housing Revenue (25 Washington Street) (LOC; M&T Trust)	0.43	6/7/16	7,000,000	[a]	7,000,000
New York State Housing Finance Agency, Housing Revenue (42nd Street and 10th Avenue Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.37	6/7/16	1,000,000	[a]	1,000,000
New York State Housing Finance Agency, State Personal Income Tax Revenue (Economic Development and Housing) (Liquidity Facility; JPMorgan Chase Bank)	0.43	6/7/16	10,000,000	[a]	10,000,000
New York State Urban Development Corporation, State Personal Income Tax Revenue (State Facilities and Equipment) (Liquidity Facility; JPMorgan Chase Bank)	0.41	6/7/16	10,000,000	[a]	10,000,000
Onondaga County Industrial Development Agency, IDR (ICM Controls Corporation Project) (LOC; M&T Trust)	0.60	6/7/16	1,390,000	[a]	1,390,000
Saratoga County Industrial Development Agency, Civic Facility Revenue (The Saratoga Hospital Project) (LOC; HSBC Bank PLC)	0.45	6/7/16	3,600,000	[a]	3,600,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 15.9% (continued)
Schenectady Industrial Development Agency, Civic Facility Revenue (Union Graduate College Project) (LOC; M&T Trust)	0.45	6/7/16	4,935,000	[a]	4,935,000
Tender Option Bond Trust Receipts (Series 2015-ZM0122), (Utility Debt Securitization Authority of New York, Restructuring Bonds) Liquidity Facility; Royal Bank of Canada)	0.41	6/7/16	1,000,000	[a,b,c]	1,000,000
Yonkers Industrial Development Agency, MFHR (Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.60	6/7/16	44,600,000	[a]	44,600,000
				195,183,290
North Carolina - 1.6%
Guilford County Industrial Facilities and Pollution Control Financing Authority, IDR (Anco-Eaglin Project) (LOC; Branch Banking and Trust Co.)	0.52	6/7/16	2,850,000	[a]	2,850,000
North Carolina Capital Facilities Finance Agency, Revenue (Montessori Children's Center, Inc.) (LOC; Bank of America)	0.41	6/7/16	1,345,000	[a]	1,345,000
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Deerfield Episcopal Retirement Community) (LOC; Branch Banking and Trust Co.)	0.38	6/7/16	15,035,000	[a]	15,035,000
				19,230,000
Ohio - 2.7%
Cuyahoga County, Airport Facilities Revenue (Corporate Wings Project) (LOC; U.S. Bank NA)	0.57	6/7/16	1,820,000	[a]	1,820,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	0.53	6/7/16	1,565,000	[a]	1,565,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	0.53	6/7/16	1,415,000	[a]	1,415,000
Franklin County, IDR (Ohio Girl Scout Council Project) (LOC; PNC Bank NA)	0.77	6/7/16	135,000	[a]	135,000
Hamilton County, Hospital Facilities Revenue (Beechwood Home Project) (LOC; PNC Bank NA)	0.44	6/7/16	600,000	[a]	600,000
Lorain County, IDR (Cutting Dynamics, Inc. Project) (LOC; PNC Bank NA)	0.53	6/7/16	1,160,000	[a]	1,160,000
Ohio Higher Educational Facility Commission, Revenue, CP (Cleveland Clinic Health System)	0.45	7/12/16	16,000,000		16,000,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 2.7% (continued)
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/8/16	10,500,000		10,526,828
				33,221,828
Pennsylvania - 5.4%
Beaver County Industrial Development Authority, EIR (BASF Corporation Project)	0.47	6/7/16	3,200,000	[a]	3,200,000
Franklin County Industrial Development Authority, Revenue (James and Donna Martin Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	1,000,000	[a]	1,000,000
Geisinger Authority, Health System Revenue (Geisinger Health System) (Liquidity Facility; TD Bank)	0.33	6/1/16	7,580,000	[a]	7,580,000
Jackson Township Industrial Development Authority, Revenue (Everlast Roofing, Inc. Project) (LOC; M&T Trust)	0.60	6/7/16	2,800,000	[a]	2,800,000
Lancaster Industrial Development Authority, Revenue (Willow Valley Retirement Communities Project) (Liquidity Facility; PNC Bank NA)	0.42	6/7/16	7,500,000	[a]	7,500,000
Luzerne County Industrial Development Authority, Revenue (Cornell Iron Works Project) (LOC; Bank of America)	0.57	6/7/16	1,000,000	[a]	1,000,000
Pennsylvania Economic Development Finance Authority, Exempt Facilities Revenue (Merck and Company, Inc., West Point Project)	0.50	6/7/16	21,300,000	[a]	21,300,000
Pennsylvania Higher Educational Facilities Authority, Revenue (Association of Independent Colleges and Universities of Pennsylvania Financing Program - Moore College of Art and Design Project) (LOC; PNC Bank NA)	0.42	6/7/16	950,000	[a]	950,000
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project) (Liquidity Facility; Wells Fargo Bank)	0.35	6/1/16	5,045,000	[a]	5,045,000
Philadelphia School District, GO Notes, Refunding (LOC; PNC Bank NA)	0.40	6/7/16	6,000,000	[a]	6,000,000
RBC Municipal Products Inc. Trust (Series E-29), (Allegheny County Hospital Development Authority, Revenue (University of Pittsburgh Medical Center)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.41	6/7/16	7,000,000	[a,b,c]	7,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 5.4% (continued)
Telford Industrial Development Authority, IDR (Ridgetop Associates Project) (LOC; Bank of America)	0.52	6/7/16	2,855,000	[a]	2,855,000
				66,230,000
South Carolina - 1.6%
South Carolina Jobs-Economic Development Authority, EDR (Heathwood Hall Episcopal School Project) (LOC; Wells Fargo Bank)	0.37	6/7/16	7,600,000	[a]	7,600,000
South Carolina Jobs-Economic Development Authority, EDR (Lexington-Richland Alcohol and Drug Abuse Council, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.40	6/7/16	3,915,000	[a]	3,915,000
South Carolina Jobs-Economic Development Authority, EDR (South Atlantic Canners, Inc. Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	5,000,000	[a]	5,000,000
Tender Option Bond Trust Receipts (Series 2015-XF2204, (Charleston, Waterworks and Sewer System Capital Improvement Revenue) (Liquidity Facility; Citibank NA)	0.42	6/7/16	3,000,000	[a,b,c]	3,000,000
				19,515,000
Tennessee - 4.7%
Blount County Public Building Authority, Local Government Public Improvement Revenue (Liquidity Facility; Branch Banking and Trust Co.)	0.38	6/7/16	45,175,000	[a]	45,175,000
Clarksville Public Building Authority, Pooled Financing Revenue (Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.44	6/7/16	5,645,000	[a]	5,645,000
Clarksville Public Building Authority, Pooled Financing Revenue (Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.44	6/7/16	2,045,000	[a]	2,045,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College) (LOC; Wells Fargo Bank)	0.45	6/7/16	5,115,000	[a]	5,115,000
				57,980,000
Texas - 13.2%
Bexar County Housing Finance Corporation, MFHR (Perrin Park Apartments Project) (LOC; Northern Trust Company)	0.47	6/7/16	10,375,000	[a]	10,375,000
Brazos River Harbor Navigation District of Brazoria County, Revenue (BASF Corporation Project)	0.47	6/7/16	9,200,000	[a]	9,200,000
Brazos River Harbor Navigation District of Brazoria County, Revenue (BASF Corporation Project)	0.47	6/7/16	6,600,000	[a]	6,600,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 13.2% (continued)
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.48	6/13/16	10,871,000		10,871,000
El Paso Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC; Permanent School Fund Guarantee Program)	0.50	7/21/16	12,400,000		12,400,000
Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue (ExxonMobil Project)	0.37	6/1/16	15,000,000	[a]	15,000,000
Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue (ExxonMobil Project)	0.37	6/1/16	8,260,000	[a]	8,260,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.36	6/1/16	1,500,000	[a]	1,500,000
Harris County Industrial Development Corporation, PCR (Exxon Project)	0.37	6/1/16	5,300,000	[a]	5,300,000
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.60	7/14/16	10,000,000		10,000,000
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue (Air Products and Chemicals, Inc. Project)	0.41	6/7/16	14,500,000	[a]	14,500,000
Port of Port Arthur Navigation District, Revenue (BASF Corporation Project)	0.47	6/7/16	9,800,000	[a]	9,800,000
Red River Education Finance Corporation, Higher Education Revenue (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.40	6/7/16	16,100,000	[a]	16,100,000
Rockwall Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	0.37	6/7/16	5,900,000	[a]	5,900,000
Tender Option Bond Trust Receipts (Series 2015-XF2201), (Texas Water Development Board, State Water Implementation Revenue) (Liquidity Facility; Citibank NA)	0.42	6/7/16	3,100,000	[a,b,c]	3,100,000
Texas Transportation Commission, GO Mobility Fund Bonds (Liquidity Facility: California Public Employees Retirement System and State Street Bank and Trust Co.)	0.39	6/7/16	12,000,000	[a]	12,000,000
University of North Texas, University Revenue, CP	0.48	6/17/16	11,400,000		11,400,000
				162,306,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - .8%
Intermountain Power Agency, Power Supply Revenue, CP (Liquidity Facility; Bank of America)	0.48	6/23/16	10,000,000		10,000,000
Vermont - 1.4%
Vermont Educational and Health Buildings Financing Agency, Revenue (Brattleboro Memorial Hospital Project) (LOC; TD Bank)	0.35	6/1/16	4,800,000	[a]	4,800,000
Vermont Educational and Health Buildings Financing Agency, Revenue (North Country Hospital Project) (LOC; TD Bank)	0.35	6/1/16	7,335,000	[a]	7,335,000
Vermont Housing Finance Agency, Multiple Purpose Revenue (Liquidity Facility; TD Bank)	0.45	6/7/16	5,100,000	[a]	5,100,000
				17,235,000
Virginia - 2.1%
Emporia Industrial Development Authority, IDR (Toll VA III, L.P. Project) (LOC; Bank of America)	0.54	6/7/16	2,160,000	[a]	2,160,000
Fairfax County Industrial Development Authority, Health System Revenue (Inova Health System Project)	0.40	6/7/16	10,000,000	[a]	10,000,000
Norfolk Economic Development Authority, Hospital Facilities Revenue, Refunding (Sentara Healthcare)	0.38	6/7/16	11,415,000	[a]	11,415,000
Norfolk Redevelopment and Housing Authority, Revenue (E2F Student Housing I, LLC Project) (LOC; Bank of America)	0.46	6/7/16	1,625,000	[a]	1,625,000
				25,200,000
Washington - 1.0%
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.47	6/7/16	3,065,000	[a]	3,065,000
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.47	6/7/16	2,310,000	[a]	2,310,000
Port of Bellingham Industrial Development Corporation, IDR (Hempler Foods Group LLC Project) (LOC; Bank of Montreal)	0.45	6/7/16	3,125,000	[a]	3,125,000
Port of Chehalis Industrial Development Corporation, Industrial Revenue (JLT Holding, LLC Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	1,625,000	[a]	1,625,000

Short-Term Investments - 101.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Washington - 1.0% (continued)
Tender Option Bond Trust Receipts (Series XM-0127), (Washington, GO Notes (Various Purpose)) (Liquidity Facility; JP Morgan Chase Bank)	0.43	6/7/16	2,250,000	[a,b,c]	2,250,000
				12,375,000
Wisconsin - 3.1%
Door County Housing Authority, Housing Revenue (Big Hill Regency House Project) (LOC; FHLB)	0.57	6/7/16	1,600,000	[a]	1,600,000
Hudson School District, GO Notes, BAN	2.00	8/8/16	17,000,000		17,038,080
Kiel, IDR (Polar Ware Company Project) (LOC; Wells Fargo Bank)	0.59	6/7/16	2,390,000	[a]	2,390,000
Manitowoc Community Development Authority, Housing Revenue (Southbrook Manor Project) (LOC; FHLB)	0.57	6/7/16	2,125,000	[a]	2,125,000
Milwaukee Area Technical College District, GO Promissory Notes	2.00	6/1/16	3,150,000		3,150,000
Milwaukee Redevelopment Authority, IDR (Fred Usinger, Inc. Project) (LOC; Bank of Montreal)	0.63	6/7/16	700,000	[a]	700,000
Plymouth, IDR (Wisconsin Plastic Products, Inc. Project) (LOC; FHLB)	0.57	6/7/16	1,010,000	[a]	1,010,000
Sheboygan Falls, IDR (HTT, Inc. Project) (LOC; U.S. Bank NA)	0.57	6/7/16	1,890,000	[a]	1,890,000
Wisconsin Housing and Economic Development Authority, MFHR (Liquidity Facility; PNC Bank NA)	0.41	6/7/16	8,710,000	[a]	8,710,000
				38,613,080
Wyoming - .4%
Green River, SWDR (OCI Wyoming, L.P. Project) (LOC; Comerica Bank)	0.55	6/7/16	4,600,000	[a]	4,600,000
Total Investments (cost $1,244,775,614)			101.2%	1,244,775,614
Liabilities, Less Cash and Receivables			(1.2%)	(15,075,742)
Net Assets			100.0%	1,229,699,872

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities amounted to $143,710,000 or 11.69% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Housing	19.7
Health Care	16.8
Industrial	14.7
Education	12.0
Transportation Services	6.8
Utility-Water and Sewer	4.4
Special Tax	4.3
Utility-Electric	4.2
City	2.8
Pollution Control	2.6
Resource Recovery	1.2
State/Territory	1.2
County	.8
Lease	.3
Other	9.4
101.2

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,244,775,614	1,244,775,614
Cash		1,467,066
Interest receivable		1,266,896
Prepaid expenses		67,774
		1,247,577,350
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		470,803
Payable for investment securities purchased		17,038,080
Payable for shares of Common Stock redeemed		345,508
Accrued expenses		23,087
		17,877,478
Net Assets ($)		1,229,699,872
Composition of Net Assets ($):
Paid-in capital		1,229,530,730
Accumulated net realized gain (loss) on investments		169,142
Net Assets ($)		1,229,699,872

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	496,968,849	732,731,023
Shares Outstanding	497,017,333	732,797,130
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	1,359,151
Expenses:
Management fee—Note 2(a)	3,288,834
Shareholder servicing costs—Note 1 and Note 2(c)	1,239,661
Distribution and prospectus fees—Note 2(b)	786,549
Custodian fees—Note 2(c)	52,736
Professional fees	50,797
Directors’ fees and expenses—Note 2(d)	45,542
Registration fees	40,184
Prospectus and shareholders’ reports	25,002
Miscellaneous	31,857
Total Expenses	5,561,162
Less—reduction in expenses due to undertaking—Note 2(a)	(4,261,273)
Less—reduction in fees due to earnings credits—Note 2(c)	(768)
Net Expenses	1,299,121
Investment Income—Net	60,030
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	115,969
Net Increase in Net Assets Resulting from Operations	175,999

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	60,030	308
Net realized gain (loss) on investments	115,969	55,963
Net Increase (Decrease) in Net Assets Resulting from Operations	175,999	56,271
Dividends to Shareholders from ($):
Investment income—net:
Class A	(24,701)	(19)
Class B	(35,329)	(289)
Total Dividends	(60,030)	(308)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	599,453,153	271,930,926
Class B	747,014,311	1,459,322,377
Net assets received in connection
with reorganization—Note 1	-	345,054,633
Dividends reinvested:
Class A	24,701	19
Class B	35,329	289
Cost of shares redeemed:
Class A	(623,102,943)	(146,030,188)
Class B	(754,214,261)	(1,526,155,364)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(30,789,710)	404,122,692
Total Increase (Decrease) in Net Assets	(30,673,741)	404,178,655
Net Assets ($):
Beginning of Period	1,260,373,613	856,194,958
End of Period	1,229,699,872	1,260,373,613

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2016		Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[d]	.58	.60	.61	.63	.63
Ratio of net expenses to average net assets	.19[d]	.10	.11	.16	.22	.27
Ratio of net investment income to average net assets	.01[d]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	496,969	520,547	49,670	49,548	75,520	56,850

a  Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2016		Year Ended November 30,
Class B Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[d]	1.05	1.05	1.05	1.05	1.05
Ratio of net expenses to average net assets	.20[d]	.10	.11	.17	.22	.27
Ratio of net investment income to average net assets	.01[d]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	732,731	739,826	806,525	690,181	786,097	650,946

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Touchstone Tax-Free Money Market Fund (“Touchstone Tax-Free Money Market”) were transferred to fund in exchange for Class A shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Tax-Free Money Market received Class A shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Touchstone Tax-Free Money Market at the time of the exchange. The net asset value of the fund’s shares on the close of business on June 19, 2015, after the reorganization was $1.00 for Class A shares, and a total of 18,140,232 Class A shares were issued to shareholders of Touchstone Tax-Free Money Market in the exchange.

As of the close of business on November 13, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Municipal Money Market Fund, Inc. (“Dreyfus Municipal Money Market”) were transferred to fund in exchange for Class A shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Municipal Money Market received Class A shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Dreyfus Municipal Money Market at the time of the exchange. The net asset value of the fund’s shares on the close of business on November 13, 2015, after the reorganization was $1.00 for Class A shares, and a total of 326,914,401 Class A shares were issued to shareholders of Dreyfus Municipal Money Market in the exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2016, sub-accounting service fees amounted to $193,298 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,244,775,614
Level 3 - Significant Unobservable Inputs	-
Total	1,244,775,614
† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2016, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $4,261,273 during the period ended May 31, 2016.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2016, Class B shares were charged $786,549 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to the maintenance of shareholder accounts. During the period ended May 31, 2016, Class A shares were charged $42,000 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class B shares were charged $966,491 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $29,638 for transfer agency services and $1,689 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $768.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $52,736 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2016, the fund was charged $1,176 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $527,979, Distribution Plan fees $125,730, Shareholder Services Plan fees $206,596, custodian fees $42,500, Chief Compliance Officer fees $4,010 and transfer agency fees $10,208, which are offset against an expense reimbursement currently in effect in the amount of $446,220.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2016, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $391,720,000 and $356,530,000 respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

For More Information

General Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTMXX Class B: GBMXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0918SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

                  Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)